UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 127.7%
Corporate – 2.2%
New Jersey EDA, RB, Waste Management of New Jersey, Mandatory Put Bonds, Series A, AMT,
5.30%, 6/01/15(a)	$2,500	$2,622,650
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,500	2,791,150
Series B, 5.60%, 11/01/34	2,150	2,442,550

		7,856,350

County/City/Special District/School District – 15.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC),
4.50%, 8/01/33	2,690	2,832,839
City of Perth Amboy New Jersey, Refunding, GO, CAB (AGM):
5.00%, 7/01/32	4,605	4,965,111
5.00%, 7/01/33	1,395	1,501,257
5.00%, 7/01/37	1,470	1,562,404
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	2,590	2,812,947
4.00%, 3/01/30	2,590	2,799,660
4.00%, 3/01/31	2,925	3,151,132
Edgewater Borough Board of Education, GO, Refunding (AGM):
4.25%, 3/01/34	1,235	1,354,536
4.25%, 3/01/35	1,300	1,424,969
4.30%, 3/01/36	1,370	1,505,055
Essex County Improvement Authority, RB, County Correctional Facility Project, Series A (NPFGC),
5.00%, 10/01/13(b)	4,400	4,488,484
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	329,798
5.50%, 10/01/28	4,840	6,409,806
Hudson County Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	833,677
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,218,620
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,994,992
Middlesex County Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC),
5.50%, 9/01/30	500	501,755
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,019
5.38%, 12/01/18	5	5,019
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,969,720
5.00%, 8/01/33	3,000	3,214,200
New Jersey State Transit Corp., COP, Subordinate, Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	2,000	2,196,380
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC),
4.38%, 1/01/37	620	625,090
Union County Improvement Authority, RB, Family Court Building Project,
4.00%, 5/01/37	3,575	3,675,815

		54,378,285

Education – 21.2%
New Jersey EDA, RB, International Center For Public Health Project, University of Medicine and Dentistry (AMBAC),
6.00%, 6/01/32	5,000	5,008,550
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,200	1,352,832
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,239,107
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,872,826
Rowan University, Series C (NPFGC), 5.00%, 7/01/14(b)	3,260	3,436,757
Rowan University, Series C (NPFGC), 5.13%, 7/01/14(b)	3,615	3,816,247
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,737,181
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,895,725
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,369,930
Ramapo College, Series B, 5.00%, 7/01/37	845	959,252
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,297,838
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	929,754

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	$2,800	$2,992,892
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	949,761
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	283,095
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,308,880
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.50%, 12/01/28	3,380	3,562,959
4.50%, 12/01/29	4,150	4,330,567
4.63%, 12/01/30	4,080	4,277,962
4.00%, 12/01/23	500	531,720
New Jersey Institute of Technology, RB, Series A,
5.00%, 7/01/42	5,045	5,774,406
University of Medicine & Dentistry of New Jersey, COP (NPFGC),
5.00%, 6/15/29	2,000	2,034,720
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	4,740	4,756,685

		74,719,646

Health – 15.4%
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/15(b)	10,775	11,930,080
Meridian Health, Series I (AGC), 5.00%, 7/01/38	755	814,018
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,260	6,749,344
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,870	4,172,518
Virtua Health (AGC), 5.50%, 7/01/38	3,035	3,372,583
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,787,568
AHS Hospital Corp., Series A (AMBAC), 6.00%, 7/01/13(c)	4,000	4,037,960
Barnabas Health, Series A, 5.00%, 7/01/24	1,820	2,101,172
Barnabas Health, Series A, 4.00%, 7/01/26	1,740	1,859,816
Barnabas Health, Series A, 5.63%, 7/01/32	1,100	1,248,060
Barnabas Health, Series A, 5.63%, 7/01/37	3,060	3,451,160
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,648,155
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,890,891
Kennedy Health System, 5.00%, 7/01/42	360	396,976
Meridian Health System Obligation, 5.00%, 7/01/25	700	815,136
Meridian Health System Obligation, 5.00%, 7/01/26	1,590	1,836,323

		54,111,760

Housing – 8.7%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	9,245	9,606,387
M/F Housing, Series A, 4.55%, 11/01/43	3,575	3,723,398
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	935	947,613
Series AA, 6.50%, 10/01/38	1,435	1,490,793
Series B, 4.50%, 10/01/30	7,005	7,634,539
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,420	3,454,098
M/F Housing, Series 2, 4.75%, 11/01/46	3,015	3,038,969
S/F Housing, Series T, 4.70%, 10/01/37	660	679,787

		30,575,584

State – 33.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.60%, 11/01/23(d)	9,000	6,864,840
CAB, Series B, 2.81%, 11/01/25(d)	10,000	7,050,400
Election of 2005, Series A, 5.80%, 11/01/15(b)	1,960	2,219,798
Election of 2005, Series A, 5.80%, 11/01/15(b)	2,730	3,091,862
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,377,250
5.25%, 11/01/21	7,705	9,941,684

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14(b)	$585	$619,223
Cigarette Tax (Radian), 5.75%, 6/15/14(b)	3,180	3,374,966
Liberty State Park Project, Series C (AGM), 5.00%, 3/01/22	2,670	2,867,206
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,208,688
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,995,280
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	9,352,275
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,640,261
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	2,000	2,084,140
School Facilities Construction (AGC), 6.00%, 12/15/18(b)	945	1,214,486
School Facilities Construction (AGC), 6.00%, 12/15/34	1,855	2,209,138
School Facilities Construction, Series KK, 5.00%, 3/01/29	1,500	1,743,975
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15(b)	9,000	9,753,120
School Facilities Construction, Series O, 5.25%, 3/01/15(b)	1,420	1,548,056
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,365,430
School Facilities, Series U, 5.00%, 9/01/37	5,000	5,453,000
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,181,200
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	1,025,124
Cigarette Tax, 5.00%, 6/15/28	1,520	1,722,114
Cigarette Tax, 5.00%, 6/15/29	2,000	2,247,500
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,309,580
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	7,124,956
5.50%, 3/01/22	3,150	3,847,567
State of New Jersey, COP, Equipment Lease Purchase, Series A,
5.25%, 6/15/27	1,080	1,222,808

		118,655,927

Tobacco – 1.2%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13(b)	4,000	4,023,280

Transportation – 23.7%
Delaware River Port Authority, RB, Series D (AGM),
5.00%, 1/01/40	3,700	4,129,940
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	1,745	1,998,130
5.00%, 1/01/27	1,300	1,478,165
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC),
0.00%, 1/01/15(e)	7,615	7,330,275
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	6,208,839
Series A (AGM), 5.25%, 1/01/29	2,000	2,573,760
Series A (AGM), 5.25%, 1/01/30	4,000	5,179,760
Series A (BHAC), 5.25%, 1/01/29	500	643,440
Series C (NPFGC), 6.50%, 1/01/16	605	696,500
Series C (NPFGC), 6.50%, 1/01/16(c)	305	353,818
Series C (NPFGC), 6.50%, 1/01/16(c)	255	296,037
Series C (NPFGC), 6.50%, 1/01/16(c)	2,715	2,922,996
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.56%, 12/15/35(d)	6,000	2,163,300
CAB, Series C (AGM), 4.44%, 12/15/32(d)	4,050	1,710,680
CAB, Series C (AMBAC), 4.63%, 12/15/35(d)	1,400	497,014
CAB, Series C (AMBAC), 4.59%, 12/15/36(d)	7,210	2,467,839
CAB, Series C (BHAC), 3.82%, 12/15/31(d)	5,000	2,471,100
Series A, 6.00%, 6/15/35	4,365	5,331,018
Series A (AGC), 5.63%, 12/15/28	2,000	2,386,460
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,576,044
Series B, 5.50%, 6/15/31	1,425	1,690,292
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A (AGM),
5.25%, 12/15/20	10,750	13,353,005

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 6.25%, 12/01/15	$1,500	$1,628,895
Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,011,520
Series 8, 6.00%, 12/01/42	2,500	2,927,150
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd, AMT,
5.75%, 11/01/30	5,175	6,021,371
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	1,025	1,186,069
5.00%, 11/01/29	1,025	1,181,507

		83,414,924

Utilities – 6.1%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	2,000	2,166,060
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC),
5.13%, 8/01/20(c)	4,335	5,463,357
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(d):
3.92%, 9/01/28	6,600	3,638,976
3.99%, 9/01/29	6,900	3,618,774
Union County Utilities Authority, Refunding RB, Series A:
Covanta Union, AMT, 5.25%, 12/01/31	450	502,645
New Jersey Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	5,415	6,207,377

		21,597,189

Total Municipal Bonds in New Jersey		449,332,945

Guam – 1.1%
State – 1.0%
Government of Guam Business Privilege Tax Revenue, RB, Series A,
5.13%, 1/01/42	2,500	2,789,525
Territory of Guam, RB, Series B-1,
5.00%, 1/01/37	700	775,691

		3,565,216

Utilities – 0.1%
Guam Power Authority, Refunding RB, Series A,
5.00%, 10/01/34	325	359,697

Total Municipal Bonds in Guam		3,924,913

Puerto Rico – 7.3%
Health – 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A,
6.50%, 11/15/20 $	1,750	1,758,873

State – 5.2%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C,
6.00%, 7/01/39	1,730	1,788,284
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC),
6.50%, 7/01/37(d)	4,000	851,960
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	1,300	1,367,925
First Sub-Series B, 6.00%, 8/01/42	2,500	2,736,400
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41(d)	9,500	1,974,765
CAB, Series A (NPFGC), 5.65%, 8/01/42(d)	5,500	1,076,515
First Sub-Series A-1, 5.25%, 8/01/43	2,130	2,224,018
First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	6,478,265

		18,498,132

Transportation – 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC),
5.50%, 7/01/31	3,750	4,147,612

Utilities – 0.4%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC),
5.25%, 7/01/26	1,325	1,374,767

Total Municipal Bonds in Puerto Rico		25,779,384

Total Municipal Bonds – 136.1%		479,037,242

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
New Jersey – 20.4%
Education – 0.3%
Rutgers State University of New Jersey, Refunding RB, Series F,
5.00%, 5/01/39	990	1,139,097

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey (continued)
Housing – 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	$4,790	$5,254,870

State – 5.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM),
5.75%, 11/01/28	9,160	12,364,076
New Jersey EDA, Refunding RB,
5.00%, 3/01/29(g)	4,782	5,568,984

		17,933,060

Transportation – 9.6%
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/38(g)	5,200	5,828,732
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(g)	1,900	2,170,826
Port Authority of New York & New Jersey, RB, Consolidated, AMT:
169th Series,5.00%, 10/15/41	5,500	6,177,380
163rd Series, 5.00%, 7/15/39	11,456	12,899,411
Port Authority of New York & New Jersey, Refunding RB, 152nd, AMT,
5.25%, 11/01/35	5,998	6,605,870

		33,682,219

Utilities – 3.9%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT,
5.25%, 12/01/31	12,370	13,817,166

Total Municipal Bonds in New Jersey		71,826,412

Puerto Rico – 0.7%
State – 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	2,270	2,459,366

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.1%		74,285,778

Total Long-Term Investments (Cost – $503,953,395) – 157.2%		553,323,020

	Shares
BIF New Jersey Municipal Money Fund, 0.00%(h)(i)	3,639,579	3,639,579

Total Short-Term Securities (Cost – $3,639,579) – 1.0%		3,639,579

Total Investments (Cost – $507,592,974*) – 158.2%		556,962,599
Other Assets Less Liabilities – 1.8%		6,010,371
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.9)%		(38,254,783)
VRDP Shares, at Liquidation Value – (49.1)%		(172,700,000)

Net Assets Applicable to Common Shares – 100.0%		$352,018,187

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$469,632,032

Gross unrealized appreciation	$50,076,193
Gross unrealized depreciation	(976,302)

Net unrealized appreciation	$49,099,891

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 6/15/19 to 9/01/20, is $8,819,672.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF New Jersey Municipal Money Fund	4,620,110	(980,531)	3,639,579	$4

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Financial Guaranty
	RB	Revenue Bonds
	S/F	Single-Family

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(170)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$22,671,094	$(337,566)

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$553,323,020	–	$553,323,020
Short-Term Securities	$3,639,579	–	–	3,639,579

Total	$3,639,579	$553,323,020	–	$556,962,599

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(337,566)	–	–	$(337,566)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$224,000	–	–	$224,000
Liabilities:
TOB trust certificates	–	$(38,230,676)	–	(38,230,676)
VDRP shares	–	(172,700,000)	–	(172,700,000)

Total	$224,000	$(210,930,676)	–	$(210,706,676)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 24, 2013